Net Loss Per Share Applicable to Common Shareholders (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss applicable to common shareholders	$ (3,885,677)	$ (1,523,769)	$ (7,610,563)	$ (4,278,721)	$ (11,226,366)	$ (2,936,129)
Denominator:
Weighted average common shares outstanding	221,523,073	201,678,218	217,634,736	194,455,386	203,000,201	105,177,272
Net loss per share:
Basic and diluted	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.06)	$ (0.03)